Right-of-use assets and liability related to right-of-use of assets - Summary of lease cost recognized expenses (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Depreciation expense of right-of-use assets	$ 31,839,050	$ 28,984,861	$ 25,525,305
Interest expense on lease liabilities	10,648,584	8,903,397	7,129,251
Expense relating to short-term leases	23,295	24,234	29,833
Expense relating to leases of low-value assets	1,749	886	685
Variable lease payments	67,927	65,520	68,236
Total	42,580,605	37,978,898	32,753,310
Other [Member]
Statement [line items]
Depreciation expense of right-of-use assets	15,530,686	18,095,871	19,932,317
Interest expense on lease liabilities	5,316,141	6,395,988	6,212,774
Expense relating to short-term leases	23,295	24,234	29,833
Expense relating to leases of low-value assets	1,749	886	685
Variable lease payments	67,927	65,520	68,236
Total	20,939,798	24,582,499	26,243,845
Related Party [Member]
Statement [line items]
Depreciation expense of right-of-use assets	16,308,364	10,888,990	5,592,988
Interest expense on lease liabilities	5,332,443	2,507,409	916,477
Total	$ 21,640,807	$ 13,396,399	$ 6,509,465